Property and Equipment, Net	6 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)
Electronic equipment	$158,629	$155,753
Less: accumulated depreciation	(55,137)	(46,854)
Property and equipment, net	$103,492	$108,899

Depreciation expense was $7,338 and $9,531 for the six months ended December 31,2025 and 2024, respectively